EMPLOYEE AND DIRECTOR BENEFITS, 401(k) Plan (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE AND DIRECTOR BENEFITS [Abstract]
Matching contribution	100.00%
Percentage of employee's compensation matched	4.00%
Employer contribution amount	$ 190	$ 179
Administrative fees	$ 3	$ 3